Schedule of Investments (unaudited)	iShares® MSCI Indonesia ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Automobiles — 5.0%
Astra International Tbk PT	47,853,030	$24,071,324

Banks — 41.9%
Bank Aladin Syariah Tbk PT(a)	9,931,800	1,331,642
Bank BTPN Syariah Tbk PT	9,501,900	1,986,271
Bank Bukopin Tbk PT(a)	22,096,900	312,184
Bank Central Asia Tbk PT	159,644,390	84,468,018
Bank Jago Tbk PT(a)	11,854,000	7,605,056
Bank Mandiri Persero Tbk PT	38,058,660	22,204,416
Bank Negara Indonesia Persero Tbk PT	26,568,958	16,692,281
Bank Neo Commerce Tbk PT	5,664,300	574,937
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	18,642,976	1,867,363
Bank Pembangunan Daerah Jawa Timur Tbk PT	26,943,000	1,441,296
Bank Rakyat Indonesia Persero Tbk PT	192,823,054	61,081,720
Bank Tabungan Negara Persero Tbk PT	22,137,126	2,577,960
		202,143,144
Capital Markets — 0.6%
MNC Kapital Indonesia Tbk PT(a)	23,539,200	311,574
Pacific Strategic Financial Tbk PT(a)	30,388,400	2,407,147
Pool Advista Indonesia Tbk PT(a)(b)	7,126,300	—
		2,718,721
Chemicals — 1.3%
Barito Pacific Tbk PT	106,655,300	6,100,371

Construction & Engineering — 1.7%
Berkah Beton Sadaya Tbk PT	10,400,400	3,452,297
PP Persero Tbk PT(a)	18,488,522	1,183,224
Waskita Karya Persero Tbk PT(a)	62,109,619	2,380,759
Wijaya Karya Persero Tbk PT(a)	18,270,670	1,206,943
		8,223,223
Construction Materials — 2.0%
Indocement Tunggal Prakarsa Tbk PT	6,102,644	4,067,158
Semen Indonesia Persero Tbk PT	11,508,055	5,753,194
		9,820,352
Consumer Finance — 0.2%
BFI Finance Indonesia Tbk PT	13,328,300	1,040,796

Diversified Telecommunication Services — 11.0%
Inovisi Infracom Tbk PT(b)	9,476,400	—
Link Net Tbk PT	6,590,300	2,092,661
Sarana Menara Nusantara Tbk PT	65,985,900	4,523,345
Telkom Indonesia Persero Tbk PT	135,797,690	40,091,769
Tower Bersama Infrastructure Tbk PT	32,145,800	6,486,539
		53,194,314
Electronic Equipment, Instruments & Components — 0.4%
Erajaya Swasembada Tbk PT	49,254,700	1,803,627
Metrodata Electronics Tbk PT	5,677,900	268,689
		2,072,316
Food & Staples Retailing — 1.1%
Sumber Alfaria Trijaya Tbk PT	43,407,800	5,418,160

Food Products — 5.9%
Astra Agro Lestari Tbk PT	382,900	315,174
Charoen Pokphand Indonesia Tbk PT	27,435,125	10,162,808
Cisarua Mountain Dairy PT TBK(a)	1,383,600	369,125
Indofood CBP Sukses Makmur Tbk PT	9,252,954	5,434,283
Indofood Sukses Makmur Tbk PT	16,936,530	7,654,303

Security	Shares	Value

Food Products (continued)
Inti Agri Resources Tbk PT(a)(b)	190,840,700	$—
Japfa Comfeed Indonesia Tbk PT	20,640,600	2,015,003
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	19,807,700	1,935,050
Sawit Sumbermas Sarana Tbk PT	5,805,600	525,382
		28,411,128
Gas Utilities — 1.2%
Perusahaan Gas Negara Tbk PT(a)	46,385,807	5,720,444

Health Care Providers & Services — 0.5%
Medikaloka Hermina Tbk PT	8,113,200	765,081
Metro Healthcare Indonesia TBK PT(a)	36,770,500	1,374,386
Siloam International Hospitals Tbk PT	5,964,700	462,253
		2,601,720
Household Products — 1.9%
Unilever Indonesia Tbk PT	28,239,620	9,148,500

Insurance — 0.4%
Panin Financial Tbk PT(a)	95,594,778	1,835,714

IT Services — 0.1%
M Cash Integrasi PT(a)	696,700	683,273

Marine — 0.3%
Trada Alam Minera Tbk PT(a)(b)	163,879,000	—
Transcoal Pacific Tbk PT(a)	1,987,200	1,567,300
		1,567,300
Media — 0.8%
Media Nusantara Citra Tbk PT	27,856,300	1,849,425
MNC Vision Networks Tbk PT(a)	50,915,600	379,997
Surya Citra Media Tbk PT(a)	105,089,900	1,608,961
		3,838,383
Metals & Mining — 5.0%
Aneka Tambang Tbk	34,017,554	5,833,498
Bumi Resources Minerals Tbk PT(a)	82,348,900	1,287,672
Merdeka Copper Gold Tbk PT(a)	34,483,206	12,845,248
Timah Tbk PT(a)	4,473,700	581,080
Vale Indonesia Tbk PT	6,140,500	3,463,796
		24,011,294
Multiline Retail — 0.7%
Matahari Department Store Tbk PT	1,475,600	546,481
Mitra Adiperkasa Tbk PT(a)	43,946,100	2,712,536
		3,259,017
Oil, Gas & Consumable Fuels — 7.0%
Adaro Energy Indonesia Tbk PT	54,762,839	12,290,778
Adaro Minerals Indonesia Tbk PT(a)	20,636,900	3,156,182
Bukit Asam Tbk PT	17,023,300	5,287,553
Harum Energy Tbk PT	764,500	622,621
Indika Energy Tbk PT(a)	4,267,100	846,643
Indo Tambangraya Megah Tbk PT	2,194,700	5,268,123
Medco Energi Internasional Tbk PT(a)	43,467,986	1,727,657
Sekawan Intipratama Tbk PT(b)	30,572,100	—
Sugih Energy Tbk PT(a)(b)	39,886,700	27
Surya Esa Perkasa Tbk PT(a)	14,230,000	1,146,715
United Tractors Tbk PT	1,664,396	3,581,387
		33,927,686
Paper & Forest Products — 1.7%
Indah Kiat Pulp & Paper Tbk PT	10,613,500	6,001,530

Schedule of Investments (unaudited) (continued)	iShares® MSCI Indonesia ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Paper & Forest Products (continued)
Pabrik Kertas Tjiwi Kimia Tbk PT	4,684,800	$2,283,725
		8,285,255
Personal Products — 0.5%
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	35,968,137	2,516,117

Pharmaceuticals — 1.9%
Kalbe Farma Tbk PT	81,301,785	9,335,775

Real Estate Management & Development — 2.5%
Bumi Serpong Damai Tbk PT(a)	36,430,322	2,359,911
Ciputra Development Tbk PT	43,167,013	2,916,090
Hanson International Tbk PT(a)(b)	372,896,535	—
Lippo Karawaci Tbk PT(a)	141,637,742	1,204,518
Pakuwon Jati Tbk PT(a)	83,212,377	2,910,521
Puradelta Lestari Tbk PT	3,036,400	35,610
Rimo International Lestari Tbk PT(a)(b)	54,096,000	—
Summarecon Agung Tbk PT(a)	49,842,686	2,387,273
		11,813,923
Road & Rail — 0.1%
Adi Sarana Armada Tbk PT(a)	2,284,100	344,435

Software — 0.1%
Digital Mediatama Maxima Tbk PT(a)	2,662,100	341,419

Specialty Retail — 0.5%
Ace Hardware Indonesia Tbk PT	32,429,079	2,135,102

Tobacco — 0.9%
Gudang Garam Tbk PT	1,888,842	4,080,552

Trading Companies & Distributors — 0.8%
AKR Corporindo Tbk PT	47,627,900	3,651,519

Security	Shares	Value

Transportation Infrastructure — 0.6%
Jasa Marga Persero Tbk PT(a)	10,239,908	$2,808,211

Wireless Telecommunication Services — 0.8%
Smartfren Telecom Tbk PT(a)	158,503,200	868,189
XL Axiata Tbk PT	16,706,100	3,020,537
		3,888,726
Total Common Stocks — 99.4%
(Cost: $549,296,355)		479,008,214

Short-Term Securities

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.72%(c)(d)	490,000	490,000

Total Short-Term Securities — 0.1%
(Cost: $490,000)		490,000

Total Investments in Securities — 99.5%
(Cost: $549,786,355)		479,498,214

Other Assets Less Liabilities — 0.5%		2,553,472

Net Assets — 100.0%		$482,051,686

(a)	Non-income producing security.

(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/22	Shares Held at 05/31/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$20,000	$470,000	(a)	$—	$—	$—	$490,000	490,000	$759	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	32	06/17/22	$1,701	$33,713

Schedule of Investments (unaudited) (continued)	iShares® MSCI Indonesia ETF
May 31, 2022

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$58,670,355	$420,337,832	$27	$479,008,214
Money Market Funds	490,000	—	—	490,000
	$59,160,355	$420,337,832	$27	$479,498,214
Derivative financial instruments(a)
Assets
Futures Contracts	$33,713	$—	$—	$33,713

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

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